Net Loss Per Share Attributable to Common Stockholders - Schedule of Computation of Basic and Dilutive Net Loss per Share (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Numerator:
Net loss	$ (26,071)	$ (34,180,809)	$ (34,624,180)	$ (48,563)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic	700,000	2,238,201	1,473,349	1
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted	700,000	2,238,201	1,473,349	1
Net loss per share attributable to common stockholders, basic	$ (0.04)	$ (15.27)	$ (23.5)	$ (48,563)
Net loss per share attributable to common stockholders, diluted	$ (0.04)	$ (15.27)	$ (23.5)	$ (48,563)